MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Available-for-sale: Corporate debentures
Amortized cost	$ 2,269
Gross unrealized gains	4
Estimated fair market value	$ 2,273